COMMITMENTS (Details) ¥ in Millions, $ in Millions	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Jul. 05, 2021 USD ($)	Jul. 05, 2021 CNY (¥)
Loss Contingencies [Line Items]
Commitments paid			$ 2.7	¥ 18.9
Commitment			$ 1.3	¥ 9.0
Subsequent events
Loss Contingencies [Line Items]
Commitments paid	$ 2.1	¥ 15.2
Chongqing Jintong Industrial Construction Investment Co., Ltd ("Chongqing Jintong")
Loss Contingencies [Line Items]
Commitments paid					$ 7.1	¥ 50.0